Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
Aurizon Holdings Ltd.	8,680,988	$25,146,113
AusNet Services	8,755,461	12,816,182
Brambles Ltd.	1,072,214	8,613,611
Cochlear Ltd.	37,941	6,520,925
Commonwealth Bank of Australia	758,284	52,153,983
CSL Ltd.	124,459	26,068,880
Insurance Australia Group Ltd.	2,734,470	10,349,984
Medibank Pvt Ltd.	5,438,263	12,938,423
Newcrest Mining Ltd.	1,557,720	31,910,481
Ramsay Health Care Ltd.	206,879	10,757,985
Sonic Healthcare Ltd.	2,127,505	58,964,886
Telstra Corp. Ltd.	8,909,086	23,329,385
Wesfarmers Ltd.	2,496,084	104,329,510
Woolworths Group Ltd.	3,191,299	96,879,186

		480,779,534

Belgium — 2.3%
Etablissements Franz Colruyt NV	651,197	38,670,317
Groupe Bruxelles Lambert SA	799,884	87,604,651
Proximus SADP	1,788,871	38,180,532
UCB SA	449,841	41,729,412

		206,184,912

Denmark — 5.6%
Carlsberg A/S, Class B	288,077	50,619,181
Chr Hansen Holding A/S(a)	229,943	21,164,292
Coloplast A/S, Class B	855,651	141,762,450
DSV Panalpina A/S	41,198	9,199,719
Genmab A/S(a)	98,262	36,106,730
H Lundbeck A/S	163,321	5,044,256
Novo Nordisk A/S, Class B	1,977,162	144,999,028
Novozymes A/S, Class B	373,007	26,585,349
Orsted A/S(b)	271,358	39,629,825
Tryg A/S	1,512,335	34,652,500

		509,763,330

Finland — 1.0%
Elisa OYJ	1,072,526	60,927,313
Neste OYJ	113,632	6,894,224
Nokia OYJ(a)	2,248,136	10,669,609
Orion OYJ, Class B	263,083	11,664,033

		90,155,179

France — 6.6%
Air Liquide SA	339,180	57,211,665
Alstom SA(a)	444,853	24,333,751
BioMerieux	222,367	26,479,432
Danone SA	535,541	37,797,828
EssilorLuxottica SA	231,795	38,618,409
Eurazeo SE	85,065	7,096,404
Hermes International	106,989	134,460,229
Iliad SA	134,250	24,403,126
L’Oreal SA	129,686	53,337,019
Orange SA	4,547,687	56,661,118
Pernod Ricard SA	198,389	40,766,679
Sanofi	876,101	92,039,314
Ubisoft Entertainment SA(a)	44,535	3,348,557

		596,553,531

Germany — 3.6%
Beiersdorf AG	411,413	46,504,805
Deutsche Boerse AG	164,906	28,447,026

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	5,249,466	$101,108,887
Henkel AG & Co. KGaA	205,556	20,463,970
Knorr-Bremse AG	236,453	29,033,488
Merck KGaA	276,015	48,560,788
Siemens Healthineers AG(b)	241,632	13,810,817
Symrise AG	248,755	32,161,058
Telefonica Deutschland Holding AG	1,559,542	4,539,496

		324,630,335

Hong Kong — 8.4%
Bank of East Asia Ltd. (The)	2,171,600	4,563,048
BOC Hong Kong Holdings Ltd.	2,712,000	9,567,431
CK Infrastructure Holdings Ltd.	5,530,000	33,891,217
CLP Holdings Ltd.	10,212,500	100,785,791
Hang Seng Bank Ltd.(c)	3,747,200	73,575,259
HK Electric Investments & HK Electric Investments Ltd.	30,947,500	30,999,897
HKT Trust & HKT Ltd.	40,900,349	59,400,650
Hong Kong & China Gas Co. Ltd.	57,886,761	92,865,067
Hong Kong Exchanges & Clearing Ltd.	321,400	19,449,069
Jardine Matheson Holdings Ltd.	770,900	51,835,316
Link REIT	6,148,600	58,146,439
MTR Corp. Ltd.	15,577,248	86,842,779
PCCW Ltd.	49,639,000	28,760,115
Power Assets Holdings Ltd.	16,062,000	98,747,948
Sun Hung Kai Properties Ltd.	800,000	12,082,118

		761,512,144

Ireland — 1.2%
Kerry Group PLC, Class A	683,620	88,713,097
Kingspan Group PLC	245,219	21,862,109

		110,575,206

Israel — 2.0%
Azrieli Group Ltd.	77,730	5,476,222
Bank Hapoalim BM(a)	4,471,874	35,710,465
Bank Leumi Le-Israel BM	6,760,462	47,691,236
Check Point Software Technologies Ltd.(a)(c)	219,321	25,618,886
Elbit Systems Ltd.	37,310	5,140,931
Isracard Ltd.	1	3
Mizrahi Tefahot Bank Ltd.(c)	1,444,482	40,751,107
Nice Ltd.(a)(c)	87,590	21,194,331

		181,583,181

Italy — 1.4%
DiaSorin SpA	217,538	36,989,444
Enel SpA	1,376,574	13,699,406
Infrastrutture Wireless Italiane SpA(b)	748,132	8,735,830
Recordati Industria Chimica e Farmaceutica SpA	274,430	15,143,645
Snam SpA	7,268,501	40,949,154
Terna Rete Elettrica Nazionale SpA	1,703,164	12,568,144

		128,085,623

Japan — 27.6%
ABC-Mart Inc.	385,600	20,637,299
Ajinomoto Co. Inc.	1,051,800	21,039,849
ANA Holdings Inc.(a)	1,344,300	30,808,028
Asahi Intecc Co. Ltd.	360,500	9,703,042
Astellas Pharma Inc.	282,700	4,242,892
Bandai Namco Holdings Inc.	142,800	10,485,456
Bridgestone Corp.	531,200	21,271,327
Calbee Inc.	158,400	3,795,340
Canon Inc.	2,582,000	61,488,001
Central Japan Railway Co.	163,800	23,954,467
Chugai Pharmaceutical Co. Ltd.	2,481,600	93,106,826

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugoku Electric Power Co. Inc. (The)	3,414,900	$38,115,164
Daiwa House REIT Investment Corp.	13,960	37,433,567
East Japan Railway Co.	816,400	55,860,716
Fast Retailing Co. Ltd.	10,800	8,863,895
FUJIFILM Holdings Corp.	570,900	37,015,400
Hamamatsu Photonics KK	464,100	26,919,116
Hankyu Hanshin Holdings Inc.	352,000	11,077,993
Hikari Tsushin Inc.	68,400	13,754,467
Hoya Corp.	186,200	21,182,901
Japan Airlines Co. Ltd.(a)	1,308,500	27,784,900
Japan Post Bank Co. Ltd.	4,763,300	43,534,483
Japan Post Holdings Co. Ltd.	8,541,100	71,701,325
Japan Real Estate Investment Corp.	901	5,588,747
Japan Tobacco Inc.	1,894,000	35,417,739
Kao Corp.	189,900	12,173,545
KDDI Corp.	1,415,200	42,803,634
Keihan Holdings Co. Ltd.	517,200	18,855,880
Keio Corp.	444,300	28,859,888
Keisei Electric Railway Co. Ltd.	223,600	6,975,674
Keyence Corp.	138,100	66,355,720
Kintetsu Group Holdings Co. Ltd.(a)	1,278,500	45,792,301
Kirin Holdings Co. Ltd.	327,700	6,147,467
Koei Tecmo Holdings Co. Ltd.	116,830	5,221,303
Kyowa Kirin Co. Ltd.	249,400	7,575,207
Kyushu Electric Power Co. Inc.	1,041,700	9,511,153
Kyushu Railway Co.	1,757,900	39,434,342
Lawson Inc.	589,800	26,439,962
Lion Corp.	305,000	5,720,232
McDonald’s Holdings Co. Japan Ltd.	779,300	35,576,662
MEIJI Holdings Co. Ltd.	395,900	24,520,772
Mitsubishi Heavy Industries Ltd.	182,900	5,433,203
Mizuho Financial Group Inc.	4,187,420	58,805,084
MonotaRO Co. Ltd.	891,700	22,760,560
MS&AD Insurance Group Holdings Inc.	220,800	6,252,010
Nagoya Railroad Co. Ltd.(a)	1,664,400	38,159,155
NEC Corp.	917,200	53,368,025
Nintendo Co. Ltd.	44,800	25,694,268
Nippon Paint Holdings Co. Ltd.	3,584,700	51,226,398
Nippon Prologis REIT Inc.	22,707	72,916,674
Nippon Telegraph & Telephone Corp.	2,701,700	68,095,545
Nissin Foods Holdings Co. Ltd.	142,100	10,075,248
Nitori Holdings Co. Ltd.	207,100	37,155,034
Obic Co. Ltd.	167,500	32,379,809
Odakyu Electric Railway Co. Ltd.	815,800	22,054,700
Olympus Corp.	304,100	6,252,822
Ono Pharmaceutical Co. Ltd.	960,100	24,163,900
Oracle Corp. Japan	78,400	7,351,905
Oriental Land Co. Ltd.	509,600	72,147,294
Osaka Gas Co. Ltd.	303,500	5,853,145
Pan Pacific International Holdings Corp.	933,100	20,103,842
PeptiDream Inc.(a)	695,400	29,806,038
Rinnai Corp.	243,600	24,470,317
Santen Pharmaceutical Co. Ltd.	945,300	12,107,589
Secom Co. Ltd.	669,300	55,574,464
Seibu Holdings Inc.(a)	710,100	7,639,885
Sekisui House Ltd.	1,199,800	24,247,365
Seven & i Holdings Co. Ltd.	772,600	33,213,919
SG Holdings Co. Ltd.	3,117,900	70,855,529
Shimamura Co. Ltd.	258,800	25,618,371
Shimano Inc.	62,600	14,337,780

Security	Shares	Value

Japan (continued)
Shionogi & Co. Ltd.	332,100	$17,461,037
Softbank Corp.	5,116,200	65,973,962
Sohgo Security Services Co. Ltd.	112,700	4,938,777
Suntory Beverage & Food Ltd.	1,110,500	37,489,090
Sysmex Corp.	192,800	19,270,299
Takeda Pharmaceutical Co. Ltd.	322,700	10,731,572
Tobu Railway Co. Ltd.	938,700	24,131,989
Toho Co. Ltd.	259,200	10,315,356
Toho Gas Co. Ltd.	455,400	25,289,584
Tokio Marine Holdings Inc.	277,800	13,292,109
Tokyo Gas Co. Ltd.	764,200	15,472,070
Tokyu Corp.	323,000	4,151,823
Toyo Suisan Kaisha Ltd.	972,600	39,640,758
Tsuruha Holdings Inc.	166,800	19,258,186
USS Co. Ltd.	271,100	4,913,308
Welcia Holdings Co. Ltd.	1,073,600	33,493,216
West Japan Railway Co.	853,600	47,105,944
Yakult Honsha Co. Ltd.	145,000	7,057,317
Yamada Holdings Co. Ltd.	8,065,400	40,140,685
Yamazaki Baking Co. Ltd.	327,700	5,189,595

		2,500,183,237

Netherlands — 2.6%
Davide Campari-Milano NV	533,756	6,304,556
Heineken NV	185,018	21,479,561
Koninklijke Ahold Delhaize NV	1,971,066	53,126,289
Koninklijke KPN NV	3,720,668	12,836,639
Koninklijke Vopak NV	811,138	37,202,656
QIAGEN NV(a)	1,425,812	69,565,369
Wolters Kluwer NV	414,777	37,577,952

		238,093,022

New Zealand — 0.8%
Auckland International Airport Ltd.(a)	3,067,716	16,706,247
Fisher & Paykel Healthcare Corp. Ltd.	872,023	22,493,074
Meridian Energy Ltd.	3,873,281	14,812,494
Spark New Zealand Ltd.	6,450,421	20,363,982

		74,375,797

Norway — 1.0%
Gjensidige Forsikring ASA	787,897	17,966,237
Orkla ASA	4,027,701	41,187,438
Telenor ASA	2,005,529	35,834,571

		94,988,246

Singapore — 3.5%
Ascendas REIT	3,494,131	8,168,030
CapitaLand Integrated Commercial Trust	9,841,900	15,905,055
DBS Group Holdings Ltd.	1,263,000	28,394,716
Oversea-Chinese Banking Corp. Ltd.(c)	4,475,999	41,045,691
Singapore Airlines Ltd.(a)(c)	6,684,399	25,423,225
Singapore Exchange Ltd.	7,153,400	56,188,387
Singapore Technologies Engineering Ltd.	15,201,800	44,106,245
Singapore Telecommunications Ltd.	25,674,200	48,245,265
United Overseas Bank Ltd.	1,605,100	32,080,283
Wilmar International Ltd.	5,924,900	23,247,127

		322,804,024

Spain — 1.1%
Aena SME SA(a)(b)	75,297	13,115,970
Endesa SA	1,037,947	27,313,638
Grifols SA	217,149	5,894,658
Iberdrola SA	1,557,924	21,070,438
Red Electrica Corp. SA	1,575,012	28,961,384

		96,356,088

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 0.9%
ICA Gruppen AB	615,029	$28,366,651
Telefonaktiebolaget LM Ericsson, Class B	2,119,568	29,062,202
Telia Co. AB	5,997,615	24,853,671

		82,282,524

Switzerland — 14.8%
Alcon Inc.(a)	76,900	5,775,615
Baloise Holding AG, Registered	291,567	49,359,075
Barry Callebaut AG, Registered	14,257	31,513,746
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	6,741	62,602,127
Chocoladefabriken Lindt & Spruengli AG, Registered	299	29,570,528
EMS-Chemie Holding AG, Registered	96,283	89,996,445
Geberit AG, Registered	47,765	31,443,568
Givaudan SA, Registered	32,075	134,482,539
Kuehne + Nagel International AG, Registered	222,591	66,627,206
Logitech International SA, Registered	402,229	45,160,078
Lonza Group AG, Registered	47,917	30,513,890
Nestle SA, Registered	1,103,499	131,735,071
Novartis AG, Registered	1,355,939	115,902,642
Partners Group Holding AG	30,812	43,918,206
Roche Holding AG	390,217	127,326,988
Schindler Holding AG, Participation Certificates, NVS	67,119	19,119,035
Schindler Holding AG, Registered	214,390	59,706,222
SGS SA, Registered	1,829	5,414,506
Sonova Holding AG, Registered(a)	83,036	24,590,783
Swiss Prime Site AG, Registered	427,517	41,600,936
Swisscom AG, Registered	248,147	134,759,289
Zurich Insurance Group AG	141,482	58,125,438

		1,339,243,933

United Kingdom — 9.3%
Admiral Group PLC	1,559,280	67,552,047
AstraZeneca PLC	533,923	57,032,630
British American Tobacco PLC	211,015	7,835,757
Bunzl PLC	493,218	15,890,741
Croda International PLC	212,983	19,946,072
Diageo PLC	371,410	16,717,811
Direct Line Insurance Group PLC	10,416,312	41,116,869
Experian PLC	654,993	25,319,838
GlaxoSmithKline PLC	4,106,133	76,158,256
Halma PLC	234,573	8,405,260
Hikma Pharmaceuticals PLC	685,216	23,148,676

Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	6,172,591	$38,697,487
J Sainsbury PLC	7,173,278	23,607,809
National Grid PLC	7,370,254	92,922,084
Ocado Group PLC(a)	568,652	16,510,257
Reckitt Benckiser Group PLC	209,428	18,705,556
RELX PLC	2,589,013	67,372,925
Rentokil Initial PLC	792,213	5,488,683
Sage Group PLC (The)	846,118	7,474,127
Severn Trent PLC	522,422	17,916,629
Smith & Nephew PLC	1,694,382	36,843,265
Tesco PLC	2,447,663	7,489,499
Unilever PLC	1,673,923	98,070,562
United Utilities Group PLC	977,165	13,099,111
Wm Morrison Supermarkets PLC	15,250,371	36,708,272

		840,030,223

Total Common Stocks — 99.0% (Cost: $8,319,754,364)		8,978,180,069

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	15,079,976	15,087,515
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,900,000	4,900,000

		19,987,515

Total Short-Term Investments — 0.2% (Cost: $19,977,052)		19,987,515

Total Investments in Securities — 99.2% (Cost: $8,339,731,416)		8,998,167,584

Other Assets, Less Liabilities — 0.8%		72,349,081

Net Assets — 100.0%		$9,070,516,665

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$123,256,674	$—		$(108,113,529	)(a)	$9,559	$(65,189)	$15,087,515	15,079,976	$394,222	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,170,000	2,730,000	(a)	—		—	—	4,900,000	4,900,000	1,446		—

						$9,559	$(65,189)	$19,987,515		$395,668		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
2-Year U.S. Treasury Note	80	06/30/21	$17,662	$595
ASX SPI 200 Index	128	06/17/21	17,261	376,302
Euro STOXX 50 Index	328	06/18/21	15,537	214,218
FTSE 100 Index	139	06/18/21	13,317	252,823
TOPIX Index	138	06/10/21	24,010	(722,134)

				$121,804

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,978,180,069	$—	$—	$8,978,180,069
Money Market Funds	19,987,515	—	—	19,987,515

	$8,998,167,584	$—	$—	$8,998,167,584

Derivative financial instruments(a)
Assets
Futures Contracts	$843,938	$—	$—	$843,938
Liabilities
Futures Contracts	(722,134)	—	—	(722,134)

	$121,804	$—	$—	$121,804

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Min Vol Factor ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

5